Offerings - Offering: 1	Dec. 06, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Amount Registered | shares	12,000,000
Proposed Maximum Offering Price per Unit	64.69
Maximum Aggregate Offering Price	$ 776,280,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 118,848.47
Offering Note	Represents shares reserved for issuance under the Sysco Corporation 2025 Employee Stock Purchase Plan (the ESPP). Any additional shares of common stock of Sysco Corporation to be issued as a result of stock dividends, stock splits or similar transactions shall be covered by this Registration Statement as provided in Rule 416(a) under the Securities Act of 1933. Calculated in accordance with Rules 457(c) and 457(h) under the Securities Act of 1933 solely for the purpose of calculating the registration fee, which is based on the average of the high and low reported market prices of the shares of common stock of Sysco Corporation on December 2, 2024. Pursuant to the ESPP, the purchase price of the shares of common stock reserved for issuance thereunder will be 85% of the lower of the fair market value of a share of common stock on the Grant Date during the Offering Period or the Exercise Date (as such terms are defined in the ESPP).